Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 20,637,000	$ (9,223,000)	$ (15,997,000)	$ (14,447,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	91,000	95,000	131,000	344,000
Amortization of intangibles	739,000	1,619,000	2,168,000	4,002,000
Amortization of right-of-use assets	732,000	893,000	1,112,000	1,857,000
Amortization of discount on convertible notes				1,092,000
Amortization of discount on convertible note payables	0	409,000
Impairment of goodwill				1,985,000
Stock-based compensation on options	509,000	700,000	881,000	671,000
Impairment of intangibles	0	0	0	1,867,000
Stock-based compensation on warrants	854,000	2,882,000	3,176,000	3,593,000
Stock-based compensation relating to Redeeem acquisition	2,415,000		(362,000)	0
Issuance of common stock related to employees	104,000	0
Issuance of common stock to contractors for services	8,110,000	0
Stock-based compensation relating to Redeeem acquisition	(2,415,000)		362,000	0
Imputed interest for note payable	0	16,000	19,000	41,000
Warrants related to financing of convertible note payable			12,000	47,000
Recognition of stimulus of contribution revenue from stimulus funding	0	(2,535,000)
Gain on derivative liabilities	(213,000)	0
Gain on early termination of operating lease	3,000		(2,000)	(164,000)
Recovery of bad debt	5,000	202,000
Gain on change in fair value of derivative liabilities			(72,000)	0
Discount on derivative liability			85,000	0
Accounts receivable	(9,772,000)	(2,205,000)	226,000	(2,447,000)
Income from government grants	(262,000)	(2,535,000)	(3,140,000)	0
(Reversal) provision for bad debt			(260,000)	397,000
Preferred shares converted to common stock			150,000	0
Deferred expenses	775,000	0
Beneficial conversion features on convertible promissory notes	0	144,000	144,000	0
Tax provision on income			216,000	0
Rental deposits	(5,000)	(11,000)
Gain from derecognition of liabilities from discontinued operations				(6,319,000)
Operating lease liability	(889,000)	(10,000)	919,000	1,382,000
Change in operating assets and liabilities:
Accounts receivable	9,772,000	2,205,000	(226,000)	2,447,000
Prepaid expenses	552,000	21,000	(527,000)	672,000
Accounts payable and accrued expenses	3,925,000	2,418,000	1,246,000	(225,000)
Other assets	0	63,000	(11,000)	(296,000)
Taxes payable	(103,000)
Rental deposits			14,000	(4,000)
Operating lease liability	889,000	10,000	(919,000)	(1,382,000)
Due to related parties			41,000	0
Other long-term liabilities			477,000	0
Contract liabilities	13,166,000	2,462,000	2,376,000	(189,000)
Contract liabilities to government grant			1,706,000	0
Liabilities of discontinued operations				(26,000)
Net cash provided by (used in) operating activities	358,000	(2,608,000)	(6,838,000)	(2,333,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in other assets	(75,000)	0
Cash paid for acquisition of Converge, net of cash received	(82,730,000)		(1,376,000)	0
Purchase of fixed assets	(161,000)	(24,000)	(158,000)	(98,000)
Net cash used in investing activities	(82,966,000)	(24,000)	(1,534,000)	(98,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of series D convertible preferred shares for cash				976,000
Proceeds from the issuance of preferred stock, net of offering costs	44,405,000	0	20,702,000
Proceeds from stimulus loan programs		2,258,000	569,000
Repayment of other longer-term liabilities	477,000	0
Repayment of amount due to related party	(41,000)
Payment of stimulus loan program	(566,000)
Payments to note payable of related party	(80,000)	0	(2,479,000)	(31,000)
Proceeds from bank loan, met of debt issuance cost	69,718,000	0
Payments to convertible note payable		(1,400,000)	(135,000)	0
Proceeds from convertible note payable	0	500,000	500,000	1,400,000
Net cash provided by financing activities	112,959,000	2,758,000	19,157,000	2,345,000
Effect of exchange rate on cash	(21,000)	(406,000)	(425,000)	203,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	30,330,000	(280,000)	10,360,000	117,000
CASH AND CASH EQUIVALENTS - beginning of period	12,066,000	1,706,000	1,706,000	1,589,000
CASH AND CASH EQUIVALENTS - end of period	42,396,000	1,426,000	12,066,000	1,706,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes	0	0	0	0
Interest expense	3,000	0	0	29,000
Noncash investing and financing activities:
Record derivative liability on convertible notes	0	98,000
Fair value of common stock issued relating to the Converge acquisition	14,875,000
Warrants issued for convertible promissory note	0	12,000
Warrants issued relating to debt financing	2,232,000	0
Warrants issued relating to equity financing	28,407,000	0
Costs withheld from equity financing	5,595,000	0
Preferred shares converted into common stock upon uplisting			54,000
Record acquisition liability relating to Converge acquisition	5,000,000	0
Shares to be issued for Redeeem acquisition			1,210,000
Issuance of common stock related to convertible note payable			1,750,000
Capitalized fee on initial term loan	1,500,000
Original issue discount on amount held in escrow	900,000
Issuance of common stock related to stock payable			1,300,000	443,000
Shares to be issued for convertible promissory note		156,000
Right-of-use assets acquired through adoption of ASC 842		8,931,000		8,348,000
Right-of-use assets acquired through operating leases	467,000	2,398,000	2,642,000	2,398,000
Issuance of common stock related to stock payable	104,000	1,300,000	1,210,000
Issuance of common stock to contractors for services	$ 40,000
Conversion of convertible note payable		$ 1,400,000	$ 135,000	$ 0